Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Inventories [Abstract]
Raw materials	$ 60.3	$ 71.3
Work in progress	17.5	14.9
Finished goods	394.8	307.1
Total inventories at the lower of cost and net realizable value	$ 472.6	$ 393.3